SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at banks	$ 160,310,865	$ 337,810,153
United States of America, Dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at banks	80,745,824	175,133,834
PRC Excluding Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at banks	78,412,035	158,739,504
Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at banks	$ 1,153,006	$ 3,936,815